                                CGM MUTUAL FUND

                     SUPPLEMENT DATED SEPTEMBER 24, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

     On August 30, 1996, a new advisory agreement between CGM and CGM Mutual Fund became effective in connection with the merger of New England Mutual Life Insurance Company into Metropolitan Life Insurance Company. The new agreement, which is identical to the prior agreement (other than the date of effectiveness and termination), was approved by shareholders of CGM Mutual Fund on December 29, 1995.

     In addition, on August 13, 1996, the Board of Trustees of CGM Mutual Fund approved a proposed advisory agreement between CGM Mutual Fund and CGM that would increase the advisory fee payable by CGM Mutual Fund to CGM to an annual percentage rate of 0.90% of the first $500 million of CGM Mutual Fund's average daily net asset value, 0.80% of the next $500 million of such value, and 0.75% of such value in excess of $1 billion. The proposed advisory agreement is subject to shareholder approval. A special meeting of shareholders of CGM Mutual Fund to vote on the proposed advisory agreement will be held on December 12, 1996.

                                CGM MUTUAL FUND

                     SUPPLEMENT DATED NOVEMBER 5, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

     Residents of South Dakota who seek to exchange shares of CGM Mutual Fund for shares of CGM Realty Fund should note that effective as of October 22, 1996, shares of CGM Realty Fund are available for sale to residents of South Dakota.

                                CGM MUTUAL FUND

                     SUPPLEMENT DATED NOVEMBER 5, 1996 TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996

     Residents of South Dakota who seek to exchange shares of CGM Mutual Fund for shares of CGM Realty Fund should note that effective as of October 22, 1996, shares of CGM Realty Fund are available for sale to residents of South Dakota.

                           CGM AMERICAN TAX FREE FUND
                             CGM FIXED INCOME FUND
                     Supplement Dated September 20, 1996 to
                          Prospectus dated May 1, 1996

     CGM has voluntarily agreed to extend through December 31, 1997 and thereafter until further notice to CGM American Tax Free Fund, its waiver of management fees and agreement to bear all of the expenses of CGM American Tax Free Fund.

                           CGM AMERICAN TAX FREE FUND
                              CGM FIXED INCOME FUND

                     SUPPLEMENT DATED SEPTEMBER 24, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

     On August 30, 1996, a new advisory agreement between CGM and CGM Fixed Income Fund became effective in connection with the merger of New England Mutual Life Insurance Company into Metropolitan Life Insurance Company. The new agreement, which is identical to the prior agreement (other than the date of effectiveness and termination), was approved by shareholders of CGM Fixed Income Fund on December 29, 1995.

     In addition, on August 13, 1996, the Board of Trustees of CGM Fixed Income Fund approved a proposed advisory agreement between CGM Fixed Income Fund and CGM that would increase the advisory fee payable by CGM Fixed Income Fund to CGM to an annual percentage rate of 0.65% of the first $200 million of CGM Fixed Income Fund's average daily net asset value, 0.55% of the next $300 million of such value, and 0.40% of such value in excess of $500 million. In connection with the proposed advisory fee increase, CGM has agreed to extend its commitment to waive its advisory fee and, if necessary, limit certain expenses associated with operating CGM Fixed Income Fund in order to limit CGM Fixed Income Fund's operating expenses to an annual rate of 0.85% of its average net assets through December 31, 1997 and to obtain approval of the Board of Trustees of CGM Fixed Income Fund prior to any modification of this commitment thereafter. The proposed advisory agreement is subject to shareholder approval. A special meeting of shareholders of CGM Fixed Income Fund to vote on the proposed advisory agreement will be held on December 12, 1996.

                           CGM AMERICAN TAX FREE FUND
                              CGM FIXED INCOME FUND

                     SUPPLEMENT DATED NOVEMBER 5, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

     Residents of South Dakota who seek to exchange shares of CGM Fixed Income Fund or CGM American Tax Free Fund for shares of CGM Realty Fund should note that effective as of October 22, 1996, shares of CGM Realty Fund are available for sale to residents of South Dakota.

                           CGM AMERICAN TAX FREE FUND
                              CGM FIXED INCOME FUND

                     SUPPLEMENT DATED NOVEMBER 5, 1996 TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996

     Residents of South Dakota who seek to exchange shares of CGM Fixed Income Fund or CGM American Tax Free Fund for shares of CGM Realty Fund should note that effective as of October 22, 1996, shares of CGM Realty Fund are available for sale to residents of South Dakota.

                                CGM REALTY FUND

                     SUPPLEMENT DATED NOVEMBER 5, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996

     Effective as of October 22, 1996, the shares of CGM Realty Fund are available for sale to residents of South Dakota.

                                CGM REALTY FUND

                     SUPPLEMENT DATED NOVEMBER 5, 1996 TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996

     Effective as of October 22, 1996, the shares of CGM Realty Fund are available for sale to residents of South Dakota.